S000036166 [Member] Expense Example, No Redemption - ClearBridge International Growth Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 652
Expense Example, No Redemption, 3 Years	876
Expense Example, No Redemption, 5 Years	1,119
Expense Example, No Redemption, 10 Years	1,813
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	567
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	1,932
Class FI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	350
Expense Example, No Redemption, 5 Years	607
Expense Example, No Redemption, 10 Years	1,341
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	444
Expense Example, No Redemption, 5 Years	766
Expense Example, No Redemption, 10 Years	1,680
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	256
Expense Example, No Redemption, 5 Years	444
Expense Example, No Redemption, 10 Years	990
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	$ 859